Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000

Developed technology	3,692	3,992	3,138
Others	5	5	4
Total	3,697	3,997	3,142
Less: accumulated amortization	(2,956)	(3,213)	(2,526)
Net book value	741	784	616

Schedule of future amortization expenses for intangible assets

The Company’s estimated aggregate future amortization expenses for intangible assets subject to amortization as of June 30, 2025, as follows:

June 30, 2025
S$’000

July to December 2025	200
Financial year ending 2026 to 2027	367